SUBSEQUENT EVENTS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Subsequent Events 1	300,000
Subsequent Events 2	$ 0.13
Subsequent Events 3	100,000
Subsequent Events 4	0.70
Subsequent Events 5	171,533
Subsequent Events 6	$ 21,367